VANECK LONG/FLAT TREND ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Number
of Shares Value
EXCHANGE TRADED FUND: 99.7%(a)
(Cost: $22,970,301)
Vanguard S&P 500 ETF † 55,156 $ 27,585,170
Underline
Total Investments: 99.7%
(Cost: $22,970,301) 27,585,170
Other assets less liabilities: 0.3% 85,599
NET ASSETS: 100.0% $ 27,670,769
(a) The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.
sec.gov.
† Security fully or partially on loan. Total market value of securities on loan is $6,201,612.